                                                                          NUVEEN

NUVEEN NATIONAL
INSURED UNIT TRUST 314                                                       849


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.07 - 5.28%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.13 - 5.39%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 29, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.06 to $97.10 depending on the purchase amount
Cusip           6710A4 611 monthly payment plan
Numbers         6710A4 629 quarterly payment plan
                6710A4 637 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Iowa                   20.6  %          Illinois               15.8  %          Indiana                10.8  %
Louisiana              10.6             Michigan               10.4             New Jersey             10.8
New York               10.4             Pennsylvania           10.6

MATURITY DATES (Descrtiption of Chart)
2018-20                                            20.0%
2021-23                                            35.0%
2024-2026                                          35.0%

2027+                                              10.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/28/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.92%
     Tax Equivalent Yield                          5.07%

Treasury Bonds
     Pre-Tax                                       6.82%
     Tax Equivalent Yield                          6.48%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $ 1,500,000  Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and                 AAA   Aaa
              Will Counties, Illinois), General Obligation Refunding Bonds, Series 1996,
              5.60% Due 6/1/25.                                                           2005 at 102
   1,000,000  Indiana Health Facility Financing Authority, Hospital Revenue Refunding and              AAA   Aaa
              Improvement Bonds, Series 1995 (Community Hospitals Projects), 5.70% Due
              5/15/22.                                                                    2006 at 102
   1,000,000  Iowa Finance Authority, Private College Refunding Revenue Bonds (Drake                   AAA   Aaa
              University Project), Series 1996, 5.40% Due 12/1/21.                        2005 at 102
   1,000,000  Woodbury County, Iowa, Health System Revenue Refunding Bonds (St. Luke's                 AAA   Aaa
              Obligated Group), Series 1995A, 5.55% Due 9/1/20. (Original issue discount bonds delivered on or about October 26, 1995 at a price of 94.217% of
              principal amount.)                                                          2005 at 102
   1,000,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.60% Due 7/15/25.                        2006 at 101
   1,000,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
   1,000,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One                   AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.                                        2005 at 101
   1,000,000  New York Local Government Assistance Corporation (A Public Benefit                       AAA   Aaa
              Corporation of the State of New York), Series 1994A Bonds, 5.50% Due
              4/1/23.                                                                     2004 at 101
                                                                                              1/2
   1,000,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,                  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.                                              2005 at 102
     500,000  Wisconsin Center District, Senior Dedicated Tax Revenue Bonds, Series                    AAA   Aaa
              1996A, 0.00% Due 12/15/22. (Original issue discount bonds delivered on or
              about February 1, 1996 at a price of 21.515% of principal amount.)          No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             10 BONDS FROM 9 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/28/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.06     4.90 %      5.07%   5.13%   5.10%   5.16%   5.12%   5.18 %
 500 / $50,000               99.91     4.75        5.08    5.14    5.11    5.17    5.13    5.19
 1,000 / $100,000            99.64     4.50        5.09    5.16    5.12    5.19    5.14    5.21
 2,500 / $250,000            99.38     4.25        5.11    5.17    5.14    5.20    5.16    5.22
 5,000 / $500,000            98.61     3.50        5.15    5.23    5.18    5.26    5.20    5.28
 10,000 / $1,000,000         98.10     3.00        5.17    5.27    5.20    5.30    5.22    5.32
 25,000 / $2,500,000         97.60     2.50        5.20    5.30    5.23    5.33    5.25    5.35
 50,000 / $5,000,000         97.10     2.00        5.23    5.34    5.26    5.37    5.28    5.39

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.07  % 7.04%   7.35%   7.92%   8.39%
         5.08    7.06    7.36    7.94    8.41
         5.09    7.07    7.38    7.95    8.43
         5.11    7.10    7.41    7.98    8.46
         5.15    7.15    7.46    8.05    8.53
         5.17    7.18    7.49    8.08    8.56
         5.20    7.22    7.54    8.13    8.61
         5.23    7.26    7.58    8.17    8.66

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .4508
 Monthly plan            5/15/96       .4227   $ 5.0741
 Quarterly plan          5/15/96       .4254
                         8/15/96      1.2762     5.1061
 Semi-annual plan        5/15/96       .4269
                        11/15/96      2.5614     5.1251
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.14 =  99.860
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/28/96)        interest
 99.860       X   $5.0741        =   $506.70
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 295                                                   849


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.86 - 5.06%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.88 - 5.17%                                        - Dependable Income
DATE OF DEPOSIT: February 29, 1996                  - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    20.8 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.73 to $98.72 depending on the purchase amount
Cusip           6710A2 557 monthly payment plan
Numbers         6710A2 565 quarterly payment plan
                6710A2 573 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               70%
                AA                30
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-15                                            45.0%
2016-20                                            30.0%
2021+                                              25.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/28/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.24%
     Tax Equivalent Yield                          4.86%

Treasury Bonds
     Pre-Tax                                       7.02%
     Tax Equivalent Yield                          6.48%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 41% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO

  BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  State of North Carolina, Capital Improvement Bonds, Series 1994A, 4.75% Due              AAA   Aaa
              2/1/12. (General Obligation Bonds.)                                         2004 at 102
     450,000  North Carolina Medical Care Commission, Hospital Revenue Bonds (Scotland                 AA   --
              Memorial Hospital Project), Series 1993, 5.375% Due 10/1/11. (ASSET GUARAN-
              TEED.)                                                                      2004 at 102
     450,000  North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue                 AAA   Aaa
              Bonds, Series 1995A, 5.375% Due 1/1/20. (AMBAC Insured.)                    2006 at 102
     300,000  The University of North Carolina at Charlotte, Student Activity Center                   AAA   Aaa
              Student Fee Revenue Bonds, Series 1995 of the Board of Governors of the
              University of North Carolina, 5.50% Due 6/1/21. (MBIA Insured.)             2005 at 102
     450,000  County of Pasquotank, North Carolina, Certificates of Participation (1995                AAA   Aaa
              Elizabeth City-Pasquotank Public Schools Project), 5.00% Due 6/1/20.
              (Original issue discount bonds delivered on or about December 21, 1995 at a
              price of 93.624% of principal amount.)(MBIA Insured.)                       2006 at 102
     450,000  Piedmont Triad Airport Authority (North Carolina), Airport Revenue                       AAA   Aaa
              Refunding Bonds, Series 1993, 5.125% Due 7/1/12. (MBIA Insured.)            2004 at 102
     450,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa
              Bonds, Series 1995, 5.25% Due 12/1/21. (Original issue discount bonds delivered on or about October 12, 1995 at a price of 92.008% of principal
              amount.)                                                                    2005 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/28/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.73     4.90 %      4.86%   4.88%   4.89%   4.91%   4.91%   4.93 %
 500 / $50,000              101.58     4.75        4.86    4.89    4.90    4.92    4.91    4.94
 1,000 / $100,000           101.31     4.50        4.88    4.91    4.91    4.94    4.93    4.96
 2,500 / $250,000           101.04     4.25        4.89    4.93    4.92    4.96    4.94    4.98
 5,000 / $500,000           100.26     3.50        4.93    4.99    4.96    5.02    4.98    5.04
 10,000 / $1,000,000         99.74     3.00        4.95    5.03    4.99    5.06    5.01    5.08
 25,000 / $2,500,000         99.23     2.50        4.98    5.08    5.01    5.11    5.03    5.12
 50,000 / $5,000,000         98.72     2.00        5.01    5.12    5.04    5.15    5.06    5.17

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      33.0%   36.5%   41.0%   44.5%
         4.86  % 7.25%   7.65%   8.24%   8.76%
         4.86    7.25    7.65    8.24    8.76
         4.88    7.28    7.69    8.27    8.79
         4.89    7.30    7.70    8.29    8.81
         4.93    7.36    7.76    8.36    8.88
         4.95    7.39    7.80    8.39    8.92
         4.98    7.43    7.84    8.44    8.97
         5.01    7.48    7.89    8.49    9.03

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .4390
 Monthly plan            5/15/96       .4116   $ 4.9416
 Quarterly plan          5/15/96       .4143
                         8/15/96      1.2429     4.9736
 Semi-annual plan        5/15/96       .4158
                        11/15/96      2.4948     4.9926
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.81 =  98.222
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/28/96)        interest
 98.222       X   $4.9416        =   $485.37
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NEW JERSEY
INSURED UNIT TRUST 203                                                       849


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.91 - 5.11%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.96 - 5.22%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 29, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.86 to $97.88 depending on the purchase amount
Cusip           6706LA 340 monthly payment plan
Numbers         6706LA 357 quarterly payment plan
                6706LA 365 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-20                                            42.8%
2021-24                                            14.3%
2025-28                                            28.6%
2029+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/28/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.18%
     Tax Equivalent Yield                          4.91%

Treasury Bonds
     Pre-Tax                                       6.92%
     Tax Equivalent Yield                          6.48%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995B, 5.25% Due
              12/1/21.
     500,000  New Jersey Health Care Facilities Financing Authority, Revenue Bonds, JFK   2005 at 101  AAA   Aaa
              Health Systems, Obligated Group Issue, Series 1995, 5.625% Due 7/1/20.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2005 at 101  AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.
     325,000  The Camden County Municipal Utilities Authority (Camden County, New         2006 at 102  AAA   Aaa
              Jersey), County Agreement Sewer Revenue Refunding Bonds, 1996 Series,
              5.125% Due 7/15/17. (General Obligation Bonds.)
     175,000  The Camden County Municipal Utilities Authority (New Jersey), County        No Optional  AAA   Aaa
              Agreement Sewer Revenue Capital Appreciation Bonds, 1990A Series, 0.00% Due      Call
              9/1/17. (Original issue discount bonds delivered on or about February 21,
              1990 at a price of 13.71% of principal amount.)(General Obligation Bonds.)
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  The Board of Education of the Township of Montgomery in the County of       2006 at 100  AAA   Aaa
              Somerset, New Jersey, School Bonds,
              335M-5.45% Due 8/1/18,
              165M-5.45% Due 8/1/20.
              (General Obligation Bonds.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/28/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.86     4.90 %      4.91%   4.96%   4.94%   4.99%   4.96%   5.01 %
 500 / $50,000              100.70     4.75        4.92    4.97    4.95    5.00    4.97    5.02
 1,000 / $100,000           100.44     4.50        4.93    4.99    4.96    5.02    4.98    5.04
 2,500 / $250,000           100.18     4.25        4.95    5.00    4.98    5.03    5.00    5.05
 5,000 / $500,000            99.40     3.50        4.98    5.06    5.02    5.09    5.04    5.11
 10,000 / $1,000,000         98.89     3.00        5.01    5.10    5.04    5.13    5.06    5.14
 25,000 / $2,500,000         98.38     2.50        5.04    5.13    5.07    5.16    5.09    5.18
 50,000 / $5,000,000         97.88     2.00        5.06    5.17    5.09    5.20    5.11    5.22

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   40.0%   43.5%
         4.91  % 7.22%   7.55%   8.18%   8.69%
         4.92    7.24    7.57    8.20    8.71
         4.93    7.25    7.58    8.22    8.73
         4.95    7.28    7.62    8.25    8.76
         4.98    7.32    7.66    8.30    8.81
         5.01    7.37    7.71    8.35    8.87
         5.04    7.41    7.75    8.40    8.92
         5.06    7.44    7.78    8.43    8.96

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .4403
 Monthly plan            5/15/96       .4128   $ 4.9542
 Quarterly plan          5/15/96       .4155
                         8/15/96      1.2465     4.9862
 Semi-annual plan        5/15/96       .4170
                        11/15/96      2.5020     5.0052
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.94 =  99.068
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/28/96)        interest
 99.068       X   $4.9542        =   $490.80
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN PENNSYLVANIA
INSURED UNIT TRUST 208                                                       849


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.01 - 5.21%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.05 - 5.31%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 29, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.19 to $97.22 depending on the purchase amount
Cusip           6706H8 464 monthly payment plan
Numbers         6706H8 472 quarterly payment plan
                6706H8 480 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-21                                            35.7%
2022-25                                            35.7%
2026-29                                            28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/28/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.08%
     Tax Equivalent Yield                          5.01%

Treasury Bonds
     Pre-Tax                                       6.67%
     Tax Equivalent Yield                          6.48%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 38% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Bellefonte Area School District (Centre County, Pennsylvania), General      2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996, 5.50% Due 5/15/26. (When issued.)
     500,000  Cambria County Industrial Development Authority (Pennsylvania), Pollution   2005 at 102  AAA   Aaa
              Control Revenue Refunding Bonds, 1995 Series A (Pennsylvania Electric
              Company Project), 5.80% Due 11/1/20.
     500,000  Lehigh County Industrial Development Authority, Pollution Control Revenue   2005 at 102  AAA   Aaa
              Refunding Bonds, 1995 Series A (Pennsylvania Power & Light Company
              Project), 6.15% Due 8/1/29.
     250,000  The School District of Philadelphia, Pennsylvania, General Obligation       2005 at 102  AAA   Aaa
              Bonds, Series B of 1995, 5.50% Due 9/1/25. (Original issue discount bonds delivered on or about October 31, 1995 at a price of 93.743% of principal amount.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     500,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
     250,000  Municipal Authority of Westmoreland County (Westmoreland County,            No Optional  AAA   Aaa
              Pennsylvania), Municipal Service Revenue Bonds, Series C of 1993, 0.00% Due      Call
              8/15/18. (Original issue discount bonds delivered on or about November 9,
              1993 at a price of 24.561% of principal amount.)(Escrow Secured.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/28/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.19     4.90 %      5.01%   5.05%   5.04%   5.08%   5.06%   5.10 %
 500 / $50,000              100.03     4.75        5.02    5.06    5.05    5.09    5.07    5.11
 1,000 / $100,000            99.77     4.50        5.03    5.08    5.06    5.11    5.08    5.13
 2,500 / $250,000            99.51     4.25        5.04    5.09    5.08    5.12    5.09    5.14
 5,000 / $500,000            98.74     3.50        5.08    5.15    5.12    5.18    5.13    5.20
 10,000 / $1,000,000         98.23     3.00        5.11    5.19    5.14    5.22    5.16    5.24
 25,000 / $2,500,000         97.72     2.50        5.14    5.22    5.17    5.25    5.19    5.27
 50,000 / $5,000,000         97.22     2.00        5.16    5.26    5.20    5.29    5.21    5.31

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      30.0%   33.0%   38.0%   41.5%
         5.01  % 7.16%   7.48%   8.08%   8.56%
         5.02    7.17    7.49    8.10    8.58
         5.03    7.19    7.51    8.11    8.60
         5.04    7.20    7.52    8.13    8.62
         5.08    7.26    7.58    8.19    8.68
         5.11    7.30    7.63    8.24    8.74
         5.14    7.34    7.67    8.29    8.79
         5.16    7.37    7.70    8.32    8.82

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .4460
 Monthly plan            5/15/96       .4182   $ 5.0188
 Quarterly plan          5/15/96       .4206
                         8/15/96      1.2618     5.0508
 Semi-annual plan        5/15/96       .4224
                        11/15/96      2.5344     5.0698
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.27 =  99.730
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/28/96)        interest
 99.730       X   $5.0188        =   $500.52
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)